Other (Loss) Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Income and Expenses [Abstract]
Write-off of contingent consideration (note 15d)	$ 36,630	$ 0	$ 0
Accrual of contingent liability (note 15d)	(61,862)	0	0
Write-down of cost-accounted investment	(19,000)	0	0
TIL stock purchase warrants received (note 14)	0	0	6,839
Miscellaneous income (loss)	5,219	1,566	(292)
Loss on bond repurchases	0	0	(7,699)
Other (loss) income	$ (39,013)	$ 1,566	$ (1,152)